RELATED PARTY TRANSACTIONS (Tables)	9 Months Ended
Sep. 30, 2024
Related Party Transactions
SCHEDULE OF DETAILED INFORMATION ABOUT RELATED PARTY
	For the Period Ended
	September 30, 2024	September 30, 2023
Salaries and Benefits	2,834	1,944
Stock-Based Compensation	5,559	2,814
Compensation Expenses for Related Parties	8,393	4,758